UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07074

180 Degree Capital Corp.
(Exact name of registrant as specified in charter)

7 N. Willow Street, Suite 4B
Montclair, NJ 07042
(Address of principal executive offices) (Zip code)

Daniel B. Wolfe
President and Chief Financial Officer
180 Degree Capital Corp.
7 N. Willow Street, Suite 4B
Montclair, NJ 07042
(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-746-4500

Date of fiscal year end: December 31

Date of reporting period: July 1, 2021 — June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

Alta Equipment Group, Inc.

Exchange and Symbol:	NYSE: ALTG
CUSIP:	02128L106
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 9, 2022

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors:
Ryan Greenawalt	Management	For	For
Zachary Savas	Management	For	For
Andrew Studdert	Management	For	For

2.Ratify the appointment of UHY LLP as our independent registered public accounting firm for 2022	Management	For	For

3. Approve, in non-binding advisory vote, the compensation paid to our executive officers	Management	For	For

4. Determine, in a non-binding advisory vote, whether a non-binding advisory stockholder vote to approve the compensation paid to named executive officers should occur every one, two, or three years	Management	For: 1 Year	For: 1 Year

5. Approve the Alta Equipment Group, Inc. 2022 Employee Stock Purchase Plan	Management	For	For

TheMaven, Inc.

Exchange and Symbol:	NYSE: AREN
ISIN:	040044109
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 1, 2022

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors
Ross Levinsohn	Management	For	For
Todd Sims	Management	For	For
Daniel Shribman	Management	For	For
Carlo Zola	Management	For	For
Christopher Petzel	Management	For	For
Laura Lee	Management	For	For
H. Hunt Allred	Management	For	For

2.To approve our 2022 Equity Incentive Plan	Management	For	For

3.To ratify an extension of our stockholder rights plan	Management	For	For

4.To approve an amendment to our Chief Financial Officer's ("CFO"), Douglas Smith, outside-plan option agreements	Management	For	For

5. To ratify the selection of Marcum LLP, as the independent registered public accounting firm	Management	For	For

Babcock & Wilcox Enterprises, Inc.

Exchange and Symbol:	NYSE: BW
CUSIP:	05614L209
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	May 19, 2022

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Approval of amendment to Certificate of Incorporation to declassify Board of Directors and provide for annual elections of all directors beginning in 2024	Management	For	For

2A. If proposal 1 is approved, the election of the nominee listed as Class I director for a term of two years: Joseph A. Tato	Management	For	For
2B. If proposal 1 is approved, the election of the nominee listed as Class I director for a term of two years: Kenneth M. Young	Management	For	For

3A. If proposal 1 is not approved, the election of the nominee listed as Class I director for a term of three years: Joseph A. Tato	Management	For	For
3B. If proposal 1 is not approved, the election of the nominee listed as Class I director for a term of three years: Kenneth M. Young	Management	For	For

4.Approval of amendment to Certificate of Incorporation to remove provisions requiring affirmative vote of at least 80% of voting power for certain amendments to the Company's Certificate of Incorporation and Bylaws
	Management	For	For

5.Ratification of Appointment of Deloitte & Touche LLP as Independent Registered Public Accounting Firm for the year ending December 31, 2022	Management	For	For

6.Approval, on a non-binding advisory basis, of executive compensation	Management	For	For

7.Approval of the Amendment to the 2021 Long-Term Incentive Plan	Management	For	For

8. Recommend, by a non-binding advisory vote, the frequency of future advisory votes on named excutive officer compensation	Management	For: 1 Year	For: 1 Year

Commercial Vehicle Group, Inc.

Exchange and Symbol:	NASDAQ: CVGI
CUSIP:	202608105
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	May 19, 2022

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Director to hold office until the 2023 Annual Meeting of Stockholders:
(a) Harold C. Bevis	Management	For	For
(b) Roger L. Fix	Management	For	For
(c) Ruth Gratzke	Management	For	For
(d) Robert C. Griffin	Management	For	For
(e) J. Michael Nauman	Management	For	For
(f) Wayne M. Rancourt	Management	For	For
(g) James R. Ray	Management	For	For

2.A non-binding advisory vote on the compensation of the Company's named executive officers	Management	For	For

3.A proposal to ratify the appointment of KPMG LLP as the independent registered public accounting firm for the Company’s fiscal year ending December 31, 2022	Management	For	For

Envela Corporation

Exchange and Symbol:	NYSE: ELA
CUSIP:	29402E102
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 3, 2022

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Director:
(1) John R. Loftus	Management	For	For
(2) Jim R. Ruth	Management	For	For
(3) Alexandra C. Griffin	Management	For	For
(4) Allison M. DeStefano	Management	For	For
(5) Richard D. Schepp	Management	For	For

2.To approve and ratification of Whitley Penn, LLP as the Company’s independent registered public accounting firm for the Company’s fiscal year ending December 31, 2022	Management	For	For

3.To approve, by a non-binding advisory vote, the resolution approving named executive officer compensation ("Say on Pay Vote")	Management	For	For

4.To approve, by non-binding advisory vote, the frequency of future non-binding advisory votes on resolutions approving future name executive officer compensation ("Say when on Pay Vote")	Management	1 Years	Against: 3 Years

5. The adjournment of the annual meeting, if necessary, to solicit additional proxies in favor of 1 through 4	Management	For	For

Enzo Biochem, Inc.

Exchange and Symbol:	NYSE: ENZ
CUSIP:	294100102
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	March 31, 2022

Proposal:	Proposed by:	Vote:	For/Against Management:

1.To amend the certificate of incorporation, as amended, as indicated in the six sub-proposals below (collectively, the "Charter Proposals"):
(a) to change the purpose of the Company to carry on any lawful business (the "Charter Proposal")	Management	For	For
(b) to declassify the Company’s board of directors (the "Board") (the "Charter Proposal")	Management	For	For
(c) to remove Article 7 regarding the Company's first accounting period for 1976 (the "Charter Proposal")	Management	For	For
(d) to change the required shareholder vote for approval of mergers, asset sales, and dissolution from two-thirds to majority vote (the "Charter Proposal")	Management	For	For
(e) to change the required shareholder vote for amendments to the Certificate of Incorporation to a majority vote (the "Charter Proposal")	Management	For	For
(f) to change the required vote for amendments to our Amended and Restated By-Laws (“By-Laws”) to either majority board approval or majority shareholder approval (the "Charter Proposal")	Management	For	For

2.If the shareholders approve Proposal 1(b) to eliminate classification of the Board, to elect Hamid Erfanian and Bradley L. Radoff each to serve on our Board for a term ending as of our 2022 annual meeting of shareholders, and until each such director’s successor is duly elected and qualified, or if the shareholders do not approve Proposal 1(b) to eliminate classification of the Board, to elect Hamid Erfanian and Bradley L. Radoff each to serve as the Class I Directors, to hold office for a term of three (3) years or until their successors have been duly elected and qualified
	Management	For	For

3.To approve, by a nonbinding advisory vote, the compensation of the Company’s Named Executive Officers (the "Advisory Proposal")	Management	For	For

4.To ratify the Company’s appointment of EisnerAmper LLP to serve as the Company’s independent registered public accounting firm for the Company’s fiscal year ending July 31, 2022 (the "Auditor Proposal")
	Management	For	For

Intevac, Inc.

Exchange and Symbol:	NYSE: ELA
CUSIP:	461148108
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	May 18, 2022

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Director:
David S. Dury	Management	For	For
Nigel D. Hunton	Management	For	For
Kevin D. Barber	Management	For	For
Dorothy D. Hayes	Management	For	For
Michele F. Klein	Management	For	For
Mark P. Popovich	Management	For	For

2.Proposal to ratify the appointment of BPM LLP as independent public accountants of Intevac for the fiscal year ending December 31, 2022	Management	For	For

3.Proposal to approve by a non-binding, advisory basis, the, executive compensation of the Company's named executive officers	Management	For	For

Lantronix, Inc.

Exchange and Symbol:	NASDAQ: LTRX
CUSIP:	516548203
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	November 8, 2021

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors:
Paul Pickle	Management	For	For
Margaret A. Evashenk	Management	For	For
Paul F. Folino	Management	For	For
Heidi Nguyen	Management	For	For
Hoshi Printer	Management	For	For

2.Ratification of the appointment of Baker Tilly US, LLP as Lantronix's independent registered public accountants for the fiscal year ending June 30, 2022	Management	For	For

3.Approval, on an advisory basis, of the compensation of Lantronix's named executive officers	Management	For	For

Potbelly Corporation

Exchange and Symbol:	NASDAQ: PBPB
CUSIP:	73754Y100
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	May 19, 2022

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors:
Vann Avedisian	Management	For	For
Joseph Boehm	Management	For	For
Adrian Butler	Management	For	For
David Head	Management	For	For
David Near	Management	For	For
David Pearson	Management	For	For
Todd Smith	Management	For	For
Jill Sutton	Management	For	For
Robert D. Wright	Management	For	For

2.Ratification of the appointment of Deloitte & Touche LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending December 25, 2022	Management	For	For

3.A non-binding, advisory vote on a resolution to approve the 2021 compensation of the Company's named executive officers	Management	For	For

TheMaven, Inc.

Exchange and Symbol:	NASDAQ: MVEN
ISIN:	88339B102
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	October 7, 2021

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors:
Ross Levinsohn	Management	For	For
Daniel Shribman	Management	For	For
Todd Sims	Management	For	For
Carlo Zola	Management	For	For
Christopher Petzel	Management	For	For
Laura Lee	Management	For	For
H. Hunt Allred	Management	For	For

2.To approve the amendment to the Company's Amended and Restated Certificate of Incorporation, as amended (the "Certificate") to:	Management	For	For
(a) eliminate cumulative voting	Management	For	For
(b) eliminate the right of the stockholders to act by written consent	Management	For	For
(c) )include a super majority voting requirement for amendments to the Certificate	Management	For	For
(d) update the capitalization to reflect the current number of shares of authorized and outstanding common stock, blank check preferred stock, and previously designated series of preferred stock, update the Certificate to modernize the language	Management	For	For

3.To approve amendments to the t2019 Equity Incentive Plan to increase the amount of shares authorized for issuance under the 2019 Equity Incentive Plan	Management	For	For

4.To approve an amendment to the 2019 Equity Incentive Plan to modify the share counting rules	Management	For	For

5. To hold a stockholder advisory vote on the compensation of our named executive officers disclosed in the Proxy Statement under the section titled "Executive Compensation," including the compensation tables and other narrative executive compensation disclosures therein, required by Item 402 of Securities and Exchange Commission Regulation S-K	Management	For	For

6. To ratify the selection of Marcum LLP, as the independent registered public accounting firm	Management	For	For

PFSweb, Inc.

Exchange and Symbol:	NASDAQ: PFSW
CUSIP:	717098206
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	July 27, 2021

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors:
David I. Beatson	Management	For	For
Monica Luechtefeld	Management	For	For
Shinichi Nagakura	Management	For	For
Benjamin Rosenzweig	Management	For	For
Robert Frankfurt	Management	For	For
Mercedes De Luca	Management	For	For
Michael C. Willoughby	Management	For	For

2.To approve, on a non-binding, advisory basis, the compensation of the Company's Named Executive Officers	Management	For	For

3.To approve an amendment to the Company's 2020 Stock and Incentive Plan to increase the number of shares of Common Stock issuable thereunder by 1,000,000 shares	Management	For	For

4.To approve an amendment to the Rights Agreement with Computershare Shareowner Services, LLC	Management	For	For

5.To ratify the appointment of BDO USA, LLP as the Company's independent auditors for the fiscal year ended December 31, 2021	Management	For	For

Quantum Corporation

Exchange and Symbol:	NASDAQ: QMCO
CUSIP:	747906501
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	September 21, 2021

Proposals:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors:
Rebecca J. Jacoby	Management	For	For
James J. Lerner	Management	For	For
Raghavendra Rau	Management	For	For
Marc E. Rothman	Management	For	For
Yue Zhou (Emily) White	Management	For	For

2.Proposal to ratify the appointment of Armanino LLP as the independent registered public accounting firm of the Company for the fiscal year ending March 31, 2022	Management	For	For

3.Proposal to adopt a resolution approving, on an advisory basis, the compensation of the Company's named executive officers	Management	For	For

4. Proposal to approve an amendment and restatement to the Company's 2012 Long-Term Incentive Plan	Management	For	For

comScore, Inc.

Exchange and Symbol:	NASDAQ: SCOR
CUSIP:	20564W105
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 15, 2022

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Vote Board of Directors:
Election of Director: Itzhak Fisher	Management	Withhold	Against
Election of Director: Pierre Liduena	Management	Withhold	Against
Election of Director: Marty Patterson	Management	Withhold	Against

2.The approval, on a non-binding advisory basis, of the compensation paid to the Company's named executive officers	Management	For	For

3.The ratification of the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022	Management	For	For

4. The approval of an amendment to the Amended and Restated 2018 Equity and Incentive Compensation Plan	Management	For	For

Synchronoss Technologies, Inc.

Exchange and Symbol:	NASDAQ: SNCR
CUSIP:	87157B103
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 16, 2022

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Vote Board of Directors:
Election of Director: Laurie L. Harris	Management	For	For
Election of Director: Jeffrey G. Miller	Management	For	For

2.To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022	Management	For	For

3.To approve on a non-binding advisory basis the compensation of the Company's named executive officers	Management	For	For

4.To approve the amendment to the Company's Restated Certificate of Incorporation to increase the aggregate number of authorized shares of Common Stock	Management	For	For

5. To approve the amendment of the Synchronoss Technologies, Inc.2015 Equity Incentive Plan	Management	For	For

RF Industries, Ltd.

Exchange and Symbol:	NASDAQ: RFIL
CUSIP:	749552105
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	September 8, 2021

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of one member of the Company's Board of Directors to serve until the 2024 Annual Meetings of Stockholders:
Mark K. Holdsworth	Management	For	For

2.To approve the compensation of the Company's named executives officers as disclosed in the proxy statement.	Management	For	For

3.To ratify the selection of CohnReznick LLP as the Company's independent registered public accounting firm for the fiscal year ending October 31, 2021.	Management	For	For

Synalloy Corporation

Exchange and Symbol:	NASDAQ: SYNL
CUSIP:	871565107
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 6, 2022

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors:
Henry L. Guy	Management	For	For
Christopher G. Hutter	Management	For	For
Aldo J. Mazzaferro	Management	For	For
Benjamin Rosenzweig	Management	For	For
John P. Schauerman	Management	For	For

2.Advisory vote on the compensation of our named executive officers	Management	For	For

3.Approval of the 2022 Omnibus Equity Incentive Plan	Management	For	For

4.The ratification of the appointment of BDO USA, LLP as our independent registered public accounting firm for 2022	Management	For	For

SIGNATURES

    Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	180 Degree Capital Corp.

By:	/s/ Daniel B. Wolfe
Daniel B. Wolfe
President and Chief Financial Officer

Date:	August 19, 2022